REVENUE INFORMATION - Revenues based on geographic areas (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues	$ 214,934,376	¥ 1,477,781,304	¥ 769,368,001	¥ 354,810,048
PRC
Disaggregation of Revenue [Line Items]
Net revenues		1,318,657,227	731,423,647	353,041,492
Europe
Disaggregation of Revenue [Line Items]
Net revenues		148,963,330	36,257,165	1,118,230
Others
Disaggregation of Revenue [Line Items]
Net revenues		¥ 10,160,747	¥ 1,687,189	¥ 650,326